As filed with the Securities and Exchange Commission on April 15, 1999


Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  F O R M N-1A


         Registration Statement Under the Securities Act of 1933 [X]
                              Pre-Effective Amendment No. __     [ ]
                              Post-Effective Amendment No. 37    [X]
                                       and
        Registration Statement Under the Investment Company Act of 1940
                                 Amendment No. 39                [X]


                       -----------------------------------
                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                                 JOAN A. PAYDEN
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                555 S. Flower St., Los Angeles, California 90071

                             -----------------------

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                             -----------------------

             It is proposed that this filing will become effective:


        [ ]        immediately upon filing pursuant to paragraph (b)

        [ ]        on   (date)   pursuant to paragraph (b)

        [ ]        60 days after filing pursuant to paragraph (a)(1)

        [ ]        on   (date)   pursuant to paragraph (a)(1)

        [X]        75 days after filing pursuant to paragraph (a)(2)

        [ ]        on   (date)   pursuant to paragraph (a)(2), of Rule 485.

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              ---------------------

       Title of Securities being registered: Shares of Beneficial Interest

                            Part C: Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

    PAYDEN & RYGEL INVESTMENT GROUP

    U.S. EQUITY FUNDS
         U.S. Growth Leaders Fund

    GLOBAL EQUITY FUNDS
         European Emerging Growth Fund

The Payden & Rygel Investment Group (the "Group") has registered the shares of each Fund with the U.S. Securities and Exchange Commission ("SEC"). That registration does not imply that the SEC approves or disapproves the securities described in this prospectus, or has passed on the adequacy of the prospectus. Any representation to the contrary is a criminal offense.

                                                PROSPECTUS
JUNE , 1999

TABLE OF CONTENTS


          U.S. EQUITY FUNDS................................................   3
              U.S. Growth Leaders Fund.....................................   3

          GLOBAL EQUITY FUNDS..............................................   4
              European Emerging Growth Fund................................   4

          Additional Investment Strategies and Related Risks...............   5
          Management of the Funds..........................................   7
          Net Asset Value..................................................   8
          Dividends Distributions and Taxes................................   8
          Shareholder Services.............................................   9
          How to Redeem Shares.............................................  10
          How to Purchase Shares...........................................  11

U.S. EQUITY FUND
--------------------------------------------------------------------------------
U.S. GROWTH LEADERS FUND

INVESTMENT OBJECTIVE:

    The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

o The Fund invests primarily in common stocks of very large American growth companies that are financially strong, well-established, and world leaders in their industries. The Fund will be limited to investing in the largest 1,000 companies ranked by market capitalization.

o The Fund invests principally in securities of U.S. companies, but may invest up to 15% of its total assets in securities of foreign companies.

      The Adviser selects securities based on the following criteria. The weight it gives to a particular factor depends on the circumstances at the time of purchase, and some portfolio holdings may not meet all of the following criteria:

    -- The Fund invests in companies which evidence dominance in market share, or specialized market niches.

    -- The Fund invests in companies with strong earnings and cash flows to finance future growth.

         The Fund invests in companies that have a global presence that enjoy the benefits of size and scale while serving underpenetrated and rapidly growing markets.

o The Adviser believes that companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth.

PRINCIPAL INVESTMENT RISKS:

o By investing in stocks, the Fund exposes you to certain risks, including a sudden decline in a holding's share price, or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.

o Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests.

o The Fund is "non-diversified," which means it can invest in fewer securities than a "diversified" mutual fund. As a result, events that affect a few -- or even one -- of the Fund's investments may have a greater impact on the value of the Fund's shares than for a diversified fund.

PAST FUND PERFORMANCE:

    The Fund began operation on June , 1999.

FEES AND EXPENSES:

    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

                  SHAREHOLDER FEES
                      (fees paid directly from your         0.00%

                  investment)
                  ANNUAL FUND OPERATING EXPENSES
                      (expenses deducted from Fund
                  assets)
                      Management Fee                        0.60%
                      Distribution/Service (12b-1) Fee      0.00%
                      Other Expenses*                       0.40%
                                                            ----
                  TOTAL ANNUAL FUND OPERATING EXPENSES**    1.00%
                   Fee Waiver or Expense Reimbursement***   0.20%
                  NET ANNUAL FUND OPERATING EXPENSES        0.80%

*   Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.00%.

*** The Adviser has agreed to reduce its fees or absorb expenses to limit Net
    Annual Fund Operating Expenses (excluding interest and taxes) to 0.80%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.

                                  1 YEAR     3 YEARS
                                  ------     -------
                                   $ 82       $ 300


GLOBAL EQUITY FUNDS
--------------------------------------------------------------------------------

EUROPEAN EMERGING GROWTH FUND

INVESTMENT OBJECTIVE:

    The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

o Under normal market conditions, the Fund invests primarily in the common stocks of 40-70 issuers organized or headquartered in European countries. The Fund will have a weighted average market capitalization of no greater than $1 billion.

o     The Sub-adviser selects securities based on the following process.

     -- The Sub-adviser uses a proprietary quantitative model to screen and rank all publicly traded small and mid-cap European common stocks, based on such indicators as the company's cash flow, earnings trend, earnings revisions, ratio of price to earnings, and ratio of price to growth rate.

     -- The Sub-adviser performs in-depth qualitative research on the top ranked names. This may involve, among other things, on-site company visits, interviews with company managements and valuation of corporate earnings estimates.

o The Fund may investment up to 20% of its total assets in securities of issuers organized or headquartered in emerging market countries in Europe.

PRINCIPAL INVESTMENT RISKS:

o By investing in stocks, the Fund may expose you to certain risks, including a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of the individual companies whose stock the Fund owns. By investing in the Fund, therefore, you could lose money.

o Investing in foreign securities poses additional risks. The performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. In addition, emerging markets tend to be more volatile than the U.S.
market or developed foreign markets.

o Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the Fund's price may fluctuate more than larger-cap mutual funds.

o Although the Fund's return will vary with changes in foreign stock markets, the Fund is not an index fund, and changes in the Fund's net asset value per share will not precisely track changes in the markets.

PAST FUND PERFORMANCE:

The Fund began operation on June , 1999.

FEES AND EXPENSES:

    The following table shows the fees and expenses you may pay if you buy and hold shares of this Fund. The Fund does not have any front-end or deferred sales loads and does not charge you for exchanging shares or reinvesting dividends.

                    SHAREHOLDER FEES
                        (fees paid directly from your         0.00%
                    investment)
                    ANNUAL FUND OPERATING EXPENSES
                        (expenses that from Fund assets)
                        Management Fee                        0.60%
                        Distribution/Service (12b-1) Fee      0.00%
                        Other Expenses*                       0.50%
                                                              ----
                    TOTAL ANNUAL FUND OPERATING EXPENSES**    1.10%
                     Fee Waiver or Expense Reimbursement***   0.20%
                    NET ANNUAL FUND OPERATING EXPENSES        0.90%

*   Other Expenses are based on estimated amounts for the current fiscal year.

** The Adviser has guaranteed that, for so long as it is the investment adviser to the Fund, Total Annual Fund Operating Expenses (excluding interest and taxes) will not exceed 1.05%.

*** The Adviser has agreed to reduce its fees or absorb expenses to limit Net
    Annual Fund Operating Expenses (excluding interest and taxes) to 0.90%. This contract has a one-year term, renewable at the end of each fiscal year.

Example of Fund Expenses: This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes (a) a $10,000 initial investment, (b) 5% total return each year, and (c) no change in Net Annual Fund Operating Expenses for the 1 year period, or Total Annual Fund Operating Expenses for the 3, 5, or 10 year periods. The example is for comparison only. Your actual expenses and returns will be different.

                                  1 YEAR     3 YEARS
                                  ------     -------
                                   $ 92       $

ADDITIONAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS. The European Emerging Growth may invest in securities of foreign issuers organized or headquartered in European countries. Investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in U.S. securities. These may include less publicly available information and less governmental regulation and supervision of foreign stock exchanges, brokers and issuers. Foreign issuers are not usually subject to uniform accounting, auditing and financial reporting standards, practices and requirements. Foreign issuers are subject to the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulation, political instability and restrictions in the flow of international capital. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, settling transactions in foreign securities may take longer than domestic securities. Obtaining and enforcing judgments against foreign entities may be more difficult.

    Changes in foreign exchange rates may adversely affect the value of the Fund's securities. Fluctuations in foreign currency exchange rates will also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains distributed to shareholders. Some foreign fixed income markets offering attractive returns may be denominated in currencies which are relatively weak or potentially volatile compared to the U.S. dollar.

FOREIGN CURRENCY TRANSACTIONS. The European Emerging Growth Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Fund will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). The Fund will not generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and the Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

EMERGING MARKETS. The European Emerging Growth Fund may invest in securities of issuers organized or headquartered in European emerging market countries. Foreign Investment risks are generally greater for securities of companies organized or headquartered in emerging market countries. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities, making trades difficult. Brokerage commissions, custodial services and other similar investment costs are generally more expensive than in the United States. In addition, securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

OPTIONS AND FUTURES CONTRACTS. Each Fund may trade in futures and put and call options. Such options and futures contracts are derivative instruments which may be traded on U.S. or foreign exchanges or with broker/dealers which maintain markets for such investments. Each Fund may also employ combinations of put and call options, including without limitation, straddles, spreads, collars, and strangles. The Funds generally use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitively the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, stock and currency markets and not for speculation. However, each of the Funds may also enter into options and futures transactions to enhance potential gain in circumstances where hedging is not involved.

    Securities options, futures contracts and options on futures contracts involve a variety of risks, including the inability to close out a position because of the lack of a liquid market and, in the case of futures transactions, lack of correlation between price movements in the hedging vehicle and the portfolio assets being hedged. Options and futures can be highly volatile and could reduce a Fund's total return, and a Fund's attempt to use those instruments for hedging may not succeed. The aggregate market value of a Fund's portfolio securities and foreign currencies covering put options on securities and currencies written by the Fund will not exceed 50% of its net assets.

    The following chart summarizes the types of futures and options transactions in which the Funds may engage:

                                                          TYPES OF CONTRACTS

                                                                  OTHER
                                               INTEREST  STOCK   SECURITY
                                                 RATE    INDEX    INDICES   CURRENCY   SECURITIES
                                               --------  -----   --------   --------   ----------
European Emerging Growth Fund                    No       Yes       Yes       Yes          Yes
Growth Leaders Fund                              No       Yes       Yes        No          Yes

SWAPS. Each Fund may enter into interest rate, index and currency swap transactions and purchase and sell caps and floors. A swap is a derivative instrument which involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). A cap or floor is a derivative instrument which entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate or reference index exceeds or falls below a predetermined level.

    A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Group's Custodian. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

    The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's forecast of market values, interest rates, currency rates of exchange and other applicable factors is incorrect, the investment performance of a Fund will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, even if the Adviser's forecasts are correct, a Fund's swap position may correlate imperfectly with an asset or liability being hedged. In addition, if the other party to the transaction defaults, a Fund might incur a loss.

TEMPORARY DEFENSIVE MEASURES. During times when the Adviser believes that a temporary defensive posture is warranted, each Fund may hold part or all of its assets in cash, U.S. Government and Government agency securities, money market obligations, short-term corporate debt securities and money market funds. This may help a Fund minimize or avoid losses during adverse market, economic or political conditions. However, during such a period, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER. The Funds' Adviser and Sub-adviser will sell a security when appropriate, regardless of how long a Fund has held that security. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, that adversely affect a Fund's performance. No Fund can accurately predict its future annual portfolio turnover rate. It could vary substantially, particularly with a new Fund. However, over time the turnover rate generally should not exceed 100% for each Fund.

    To the extent that short-term trading results in the realization of short-term capital gains, you will be taxed on such gains at ordinary income tax rates.

YEAR 2000. The date-related computer issue known as the "Year 2000 problem" could adversely affect the quality of services the Funds and their shareholders receive. However, the Funds understand that their key service providers, including the Adviser and its affiliates and the Sub-adviser, are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the Funds invest. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Funds and the Adviser and Sub-adviser will continue to monitor developments relating to this issue.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

    Payden & Rygel, located at 333 South Grand Avenue, Los Angeles, California 90071, serves as investment adviser to the Funds. The Adviser is an investment counseling firm founded in 1983, and currently has over $27 billion of assets under management.

    Several teams, each responsible for a group of Funds, are responsible for the day-to-day management of the Funds within the broad investment parameters established by the Adviser's Global Investment Policy Committee. The Executive Committee of the Global Investment Policy Committee, comprised of John Isaacson, Scott Weiner, Scott King and Christopher Orndorff, supervises these teams.

    John Isaacson is a Principal of Payden & Rygel. He joined the Company in 1988 and has 26 years of experience in the investment business. Scott King is a Principal of Payden & Rygel. He was one of the original members of the Company when it was founded in 1983 and has over 18 years of investment experience. Christopher Orndorff is a Principal of Payden & Rygel; he joined the Company in 1990 and has 14 years of experience in the investment business. Mr. Weiner is a Principal who joined the Company in 1993 and has 13 years of experience in the investment business. Together, they are responsible for defining the broad investment parameters of the Funds, including the types of strategies to be employed and the range of securities acceptable for investment.

THE SUB-ADVISER

    Metzler/Payden, LLC ("Metzler/Payden") serves as sub-investment manager for the European Emerging Growth Fund. The Adviser has delegated to Metzler/Payden the day-to-day investment management responsibilities for the Fund.

    Metzler/Payden, located at 333 South Grand Avenue, Los Angeles, California 90071, is a joint venture between the Adviser and MP&R Ventures, Inc., an affiliate of B. Metzler seel. Sohn & Co. Holding AG ("Metzler") of Frankfurt, Germany, a major German financial institution. Metzler, through its various subsidiaries, is one of the leading investment managers in Germany, managing assets totaling approximately DM11 billion for institutional clients and mutual funds, including European equity and balanced funds.

    Employees of the Adviser and of one or more Metzler subsidiaries serve in equal numbers on Metzler/Payden's Investment Policy Committee. The Investment Policy Committee is comprised of Messrs. Rolf Knigge, Rainer Matthes, Klaus Hagedorn and Nader Purschaker from Metzler, and Messrs. Isaacson, King, Orndorff and Weiner from the Adviser. Mr. Knigge, with 13 years of investment experience, is Head of Equities at Metzler, where he has worked since 1995. Prior to that, he worked at Commerz International Capital Management. Mr. Matthes joined Metzler in 1993, is head of Conceptual Portfolio Management and has 7 years of investment experience. Mr. Hagedorn, with 29 years of investment experience, has been at Metzler since 1988 and is Head of Investment Strategy. Mr. Purschaker has 6 years of investment experience. He is Fixed Income Product Manager at Metzler, which he joined in 1997. Prior to that he worked at Bil Asset Management.

    The Investment Policy Committee is responsible for setting the broad investment parameters or policies applicable to each of the firm's clients. A team of Metzler/Payden personnel is responsible for the day-to-day management of the Funds within the broad investment parameters established by the Sub-advisor's Investment Policy Committee.

NET ASSET VALUE
--------------------------------------------------------------------------------

    The price of each Fund's shares is its net asset value per share. The net asset value per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) by dividing the difference between the value of assets and liabilities of the class by the number of shares outstanding.

    Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid prices. Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale price or, if there have been no sales during the day, at the last bid prices. Securities traded only on the over-the-counter market are valued at the latest bid prices.

    Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued at market value on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities the prices of which are more readily obtainable and the durations of which are comparable to the securities being valued. The Board of Trustees has determined that debt securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, unless the Adviser determines that such basis does not represent fair value at the time. Swaps, caps and floors are valued on the basis of information provided by the institution with which the Fund entered into the transaction. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    Each of the Funds declares and distributes dividends to shareholders semiannually. The Funds distribute any net realized capital gains from the sale of portfolio securities at least once yearly. Each Fund pays dividend and capital gain distributions in the form of additional shares of the Fund at the net asset value on the ex-dividend date, unless you elect to receive them in cash by completing a request form.

    Dividends paid by each of the Funds, and distributions paid by each of the Funds from long-term capital gains, are taxable to you. Any short-term capital gains or taxable interest income, therefore, will be taxable to you as ordinary income. The Funds may incur foreign income taxes in connection with some of their foreign investments, and may credit certain of these taxes to you. Your exchange or sale of any Fund's shares is a taxable event and may result in a capital gain or loss.

    Before purchasing shares of a Fund, you should carefully consider the impact of the dividends or capital gains distributions which the Fund expects to announce, or has announced. If you purchase shares shortly before the record date for a dividend or distribution, you will receive some portion of your purchase price back as a taxable dividend or distribution.

    Distributions may be subject to additional state and local taxes, depending on your particular situation. Consult your tax adviser with respect to the tax consequences to you of an investment in a Fund.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

TAX-SHELTERED RETIREMENT PLANS

    The Funds accept purchases of shares by tax-sheltered retirement plans such as IRAs, rollover IRAs, Keogh or corporate profit sharing plans, Simplified Employee Pension plans, 403(b) and 401(k) plans. Please call a Fund Representative to receive a retirement package which includes a special application for tax-sheltered accounts. The Group does not provide fiduciary administration or custody for such plans. The Group currently pays the fiduciary administration fees charged by IFTC associated with such plans.

EXCHANGE PRIVILEGE

    Shares of a Fund may be exchanged for any class of shares of any other Fund. The minimum amount for any exchange is $1,000. Because an exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes.

    In general, the Fund must receive written exchange instructions signed by all account owners. If you complete the telephone privilege authorization portion of the Account Registration Form, you may make exchanges by calling the Distributor at (213) 625-1900 or (800) 5PAYDEN (800-572-9336). You may also make exchanges via the internet to www.payden.com using the Account Access function under Mutual Funds (user registration required). Finally, you may participate in the Automatic Exchange Program to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. The Group may modify or discontinue this exchange privilege at any time on 60 days notice. The Group also reserves the right to limit the number of exchanges you may make in any year to avoid excessive Fund expenses.

TELEPHONE PRIVILEGE

    You may exchange or redeem shares by telephone if you have elected this option on your Account Registration Form. If you call before 1:00 p.m. (Pacific
Time), the exchange or redemption will be at the net asset value determined that day; if you call after 1:00 p.m. (Pacific Time), the exchange or redemption will be at the net asset value determined on the next business day. During periods of drastic economic or market changes, it may be hard to reach the Group by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

    By electing the telephone privilege, you may be giving up some security. The Group employs procedures designed to provide reasonable assurance that instructions communicated by telephone, telegraph or wire are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The Group reserves the right to refuse a telephone, telegraph or wire exchange or redemption request if it believes that the person making the request is not properly authorized. Neither the Group nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be a shareholder.

CHECKWRITING

    Checkwriting is not available for investors in either of these Funds.

AUTOMATED INVESTMENT PROGRAMS

    You may use two programs which permit automated investments in the Funds.

ELECTRONIC INVESTMENT PLAN. You elect to make additional investments in any Fund using the Automated Clearing House System ("ACH"), which transfers money directly from your bank account to the Fund for investment. You may not make an initial investment in any Fund through ACH.

    You have two investment options. First, you may elect to make investments on a set schedule either monthly or quarterly. Under this option, your financial institution will deduct an amount you authorize, which will normally be credited to the Fund on the 15th day of the month (or next business day if the 15th is a holiday or weekend day). Your financial institution will typically debit your bank account the prior business day. The minimum initial investment, which may be made by check or wire, is $2,500, with additional investments by ACH of at least $250.

    Under the second option, you may also elect to authorize ACH transfers via telephone request, or via the internet to www.payden.com using the Account Access function under Mutual Funds (user registration required) . Money will be withdrawn from your account only when you authorize it. Under this option, the minimum initial investment is $5,000, with additional investments by ACH of at least $1,000. If the Fund receives your telephone request or internet request before 12:30 p.m. (Pacific Time), the investment will be at the net asset value determined on the next business day. For telephonic requests or internet requests received after 12:30 p.m. (Pacific Time), the investment will be at the net asset value determined on the second business day.

Please note the following guidelines:

o Your financial institution must be a member of the Automated Clearing House System.

o You must complete and return an Automated Investment Program form along with a voided check or deposit slip at least 15 days before the initial transaction.

o You must establish an account with the Group before the Electronic Investment Plan goes into effect.

o The Electronic Investment Plan will automatically terminate if all your shares are redeemed, or if your financial institution rejects the transfer for any reason, e.g., insufficient funds.

o You can terminate your participation only in writing, and it will become effective the month following receipt.

AUTOMATIC EXCHANGE PLAN. You may participate in the Automatic Exchange Plan to automatically redeem a fixed amount from one Fund for investment in another Fund on a regular basis. You can elect this option by completing an Automated Investment Programs form to determine the periodic schedule (monthly or quarterly) and exchange amount (minimum amount of $1,000) and to identify the Funds. The automatic transfer is effected on the 15th day of the month (or the next business day if the 15th is a holiday or on a weekend).

SHAREHOLDER INQUIRIES

    For information, call the Group at (213) 625-1900 or (800) 5PAYDEN, visit our Web site at www.payden.com, or write to Payden & Rygel Investment Group, 333 South Grand Avenue, Los Angeles, CA 90071.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

    Each Fund will redeem your shares at the net asset value next determined following receipt of your request in proper form. You can redeem shares by contacting the Distributor in writing, by telephone at (800) 5PAYDEN, by telegraph or by other wire communication. The Fund does not charge for redemptions. The shares you redeem may be worth more or less than your purchase price, depending on the market value of the investment securities held by the Funds at the time of redemption.

    Send your redemption requests (a) in writing or by telegraph or other wire communications to the Group at 333 South Grand Avenue, Attn.: Fund Distributor, Los Angeles, California 90071, or (b) via the internet to www.payden.com using the Account Access function under Mutual Funds (user registration required), or
(c) by telephone at (213) 625-1900 or (800) 5PAYDEN, if you have selected this option on your Account Registration Form. Redemption requests for fiduciary accounts (e.g., IRAs) must be in writing only. The Fund will delay payment for redemption of recently purchased shares until the purchase check has been honored, which may take up to 15 days after receipt of the check. If you want the Fund to pay the proceeds of a written request to a person other than the record owner of the shares, or to send the proceeds to an address other than the address of record, your signature on the request must be guaranteed by a commercial bank, a trust company or another eligible guarantor institution. The Group may reject a signature guarantee if it believes it is not genuine or if it believes the transaction is improper. The redemption price will ordinarily be wired to your bank or mailed to your address of record one business day after we receive the request. The Group may charge a $10.00 fee for any wire transfer, and payment by mail may take up to seven days. During periods of drastic economic or market changes, it may be hard to reach the Group by telephone. If so, you should follow the other exchange and redemption procedures discussed in this prospectus.

    A Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed or during certain other periods as permitted under the federal securities laws.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

    You may purchase shares of the Funds at net asset value without a sales charge. You may open an account by completing an application and mailing it to the appropriate address below under "Initial Investment." You cannot purchase shares until the Group has received a properly completed application. To open a tax-sheltered retirement plan (such as an IRA), you must complete special application forms. Please be sure to ask for an IRA information kit. Your broker may charge transaction fees for the purchase and/or sale of shares.

INITIAL INVESTMENT

BY CHECK

  Complete Application

  Make check payable to the Fund and mail with application to:

       Payden & Rygel Investment Group
       P.O. Box 419318
       Kansas City, MO 64141-6318

BY FEDERAL FUNDS WIRE

  Complete application and mail to:

       Payden & Rygel Investment Group
       P.O. Box 419318
       Kansas City, MO 64141-6318

  Wire Funds as follows when application has been processed:

       The Boston Safe Deposit and Trust Company ABA 011001234 A/C #115762 Mutual Funds #6630 Credit to (name of Payden & Rygel Fund here) For Account of (insert your account name here)

Please call the Group, at (213) 625-1900 or (800) 5PAYDEN, to advise of any purchases by wire.

    Your purchase will be at the net asset value per share next determined after the Distributor receives your order in proper form. It will accept purchase orders only on days on which the Funds and the Custodian are open for business.

    All Funds and the Custodian are "open for business" on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MINIMUM INVESTMENTS

The minimum initial and additional investments per Fund for each type of account are as follows:

                                  INITIAL         ADDITIONAL
ACCOUNT TYPE                    INVESTMENT        INVESTMENT
------------                    ----------        ----------
Regular                           $ 5,000           $ 1,000
Tax-Sheltered                     $ 2,000           $ 1,000
Electronic Investment
  Plan:
  Set schedule                    $ 2,500           $   250
  No set schedule                 $ 5,000           $ 1,000

ADDITIONAL INVESTMENTS

    You may make additional investments at any time at net asset value by check, by ACH (by telephone or via the internet to www.payden.com using the Account Access function under Mutual Funds (user registration required)), or by calling the Distributor and wiring federal funds to the Custodian as described above.

OTHER PURCHASE INFORMATION

    The Funds issue full and fractional shares, but do not issue certificates. The Group reserves the right, in its sole discretion, to suspend the offering of shares of any Fund or to reject purchase orders when, in the judgment of its management, such suspension or rejection is in the best interest of the Funds; and to redeem shares if information provided in the client application proves to be incorrect in any material manner.

                               INVESTMENT ADVISER
                                 Payden & Rygel
                             333 South Grand Avenue
                          Los Angeles, California 90071

                                   SUB-ADVISER
                               Metzler/Payden, LLC
                             333 South Grand Avenue
                          Los Angeles, California 90071

                                  ADMINISTRATOR
                               Treasury Plus, Inc.
                             333 South Grand Avenue
                          Los Angeles, California 90071

                                   DISTRIBUTOR
                           Payden & Rygel Distributors
                             333 South Grand Avenue
                          Los Angeles, California 90071

                                    CUSTODIAN
                    The Boston Safe Deposit and Trust Company
                                One Boston Place
                           Boston, Massachusetts 02109

                                 TRANSFER AGENT
                        Investors Fiduciary Trust Company
                                801 Pennsylvania
                           Kansas City, Missouri 64105

                                    AUDITORS
                              Deloitte & Touche LLP
                         1700 Courthouse Plaza Northeast
                               Dayton, Ohio 45402

                                     COUNSEL
                     Paul, Hastings, Janofsky and Walker LLP
                             555 South Flower Street
                          Los Angeles, California 90071

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                     PAYDEN & RYGEL U.S. GROWTH LEADERS FUND
                  PAYDEN & RYGEL EUROPEAN EMERGING GROWTH FUND

                             333 SOUTH GRAND AVENUE
                          LOS ANGELES, CALIFORNIA 90071
                            1-800-5PAYDEN (572-9336)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   JUNE , 1999

The Payden & Rygel Investment Group (the "Group") is a professionally managed, open-end management investment company with multiple funds, including the Funds listed above, available for investment. This Statement of Additional Information ("SAI") contains information about two of the Group's twenty-one funds (each a "Fund" and collectively the "Funds"). This SAI contains information in addition to that set forth in the combined prospectus for the Funds dated June , 1999. The SAI is not a prospectus and should be read in conjunction with the Prospectus. In addition, the Group's 1998 Annual Report to Shareholders is incorporated by reference into this SAI. You may order copies of the Prospectus and the Annual Report without charge at the address or telephone number listed above.

                                TABLE OF CONTENTS

       THE GROUP............................................................   3

       FUNDAMENTAL AND OPERATING POLICIES...................................   3

       INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS...................   4

       MANAGEMENT OF THE GROUP..............................................  17

       PORTFOLIO TRANSACTIONS...............................................  20

       PURCHASES AND REDEMPTIONS............................................  21

       VALUATION OF PORTFOLIO SECURITIES....................................  21

       TAXATION.............................................................  21

       DISTRIBUTION AGREEMENTS..............................................  24

       FUND PERFORMANCE.....................................................  25

       OTHER INFORMATION....................................................  26

                                    THE GROUP

The Group was organized as a Massachusetts business trust on January 22, 1992 under the name "P&R Investment Trust." On December 13, 1993, it changed its name to "The Payden & Rygel Investment Group." The Group is a professionally managed, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Group currently offers Class R Shares of each of each of its Funds, including the Funds listed on the cover page of this SAI.

                       FUNDAMENTAL AND OPERATING POLICIES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval, as described below under "General Information Voting." Any policy that is not specified in the Prospectus or in the SAI as being fundamental is a non-fundamental, or operating, policy. If the Group's Board of Trustees determines, that a Fund's investment objective may best be achieved by changing in a non-fundamental policy, the Group's Board may make such change without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets will not be violated unless an excess occurs immediately after, and is caused by, an acquisition of securities or other assets of, or borrowings by, the Fund.

FUNDAMENTAL POLICIES

As a matter of fundamental policy, no Fund may:

(1) BORROWING. Borrow money, except as a temporary measure for extraordinary or emergency purposes or for the clearance of transactions, and then only in amounts not exceeding 30% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).

(2) COMMODITIES. Purchase or sell commodities or commodity contracts, except that (i) the European Emerging Growth Fund may enter into financial and currency futures contracts and options on such futures contracts, and may enter into forward foreign currency exchange contracts (the Fund does not consider such contracts to be commodities), and (ii) each Fund may invest in instruments which have the characteristics of both futures contracts and securities.

(3) LOANS. Make loans, except that (i) each Fund may purchase money market securities and enter into repurchase agreements, (ii) each Fund may acquire bonds, debentures, notes and other debt securities, and (iii) each Fund may lend portfolio securities in an amount not to exceed 30% of its total assets (with the value of all loan collateral being "marked to market" daily at no less than 100% of the loan amount).

(4) MARGIN. Purchase securities on margin, except that (I) each Fund may use short-term credit necessary for clearance of purchases of portfolio securities, and (ii) each Fund may make margin deposits in connection with futures contracts and options on futures contracts.

(5) MORTGAGING. Mortgage, pledge, hypothecate or in any manner transfer any security owned by a Fund as security for indebtedness, except as may be necessary in connection with permissible borrowings and then only in amounts not exceeding 30% of the Fund's total assets valued at market at the time of the borrowing.

(6) ASSETS INVESTED IN ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 5% of the its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) SHARE OWNERSHIP OF ANY ISSUER. Purchase a security if, as a result, with respect to 50% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(8) REAL ESTATE. Purchase or sell real estate (although it may purchase securities secured by real estate partnerships or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein) or real estate limited partnership interests.

(9) SHORT SALES. Effect short sales of securities.

(10) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

OPERATING POLICIES

As a matter of operating policy, no Fund may:

(1) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control.

(2) ILLIQUID SECURITIES. Purchase a security if, as a result of such purchase, more than 15% of the Fund's net assets would be invested in illiquid securities or other securities that are not readily marketable, including repurchase agreements which do not provide for payment within seven days. For this purpose, restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined to be liquid.

(3) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

(5) OPTIONS. Invest in puts, calls, or any combination thereof, except that each Fund may invest in or commit its assets to purchasing and selling call and put options to the extent permitted by the Prospectus and this SAI.

               INVESTMENT STRATEGIES/TECHNIQUES AND RELATED RISKS

The investment objectives and general investment policies of the Funds are described in the Prospectus. Additional information concerning investment strategies/techniques and the characteristics of certain of the Funds' investments, as well as related risks, is set forth below.

FUND DIVERSIFICATION

Each of the Funds is classified as a "non-diversified" fund. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies. As the Adviser and Sub-adviser may from time to time invest a large percentage of each non-diversified Fund's assets in securities of a limited number of issuers, each non-diversified Fund may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, and therefore is subject to diversification limits requiring that, as of the close of each fiscal quarter, (i) no more than 25% of its total assets may be invested in the securities of a single issuer (other than U.S. Government securities), and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (other than U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

EQUITY AND EQUITY-BASED SECURITIES

COMMON STOCKS

Common stocks, the most familiar type of equity securities, represent an equity (ownership) interest in a corporation. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions. In addition, small companies and new companies often have limited product lines, markets or financial resources, and may be dependent upon one person, or a few key persons, for management. The securities of such companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

PREFERRED STOCKS

Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

DEPOSITORY RECEIPTS

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") are used to invest in foreign issuers. Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, the underlying security that is issued by a foreign company. Generally, an EDR represents a similar securities arrangement but is issued by a European bank, while GDRs are issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets and EDRs, in bearer form, are designed for issuance in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

CONVERTIBLE SECURITIES AND WARRANTS

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion table.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its net asset value per share. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants give the holder the right to purchase a specified number of shares of the underlying stock at any time at a fixed price, but do not pay a fixed dividend. An investment in warrants involves certain risks, including the possible lack of a liquid market for resale, the potential price fluctuations as a result of speculation or other factors, and the failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment in the warrant). As a matter of operating policy, no Fund will invest more than 5% of its total assets in warrants.

STANDARD & POOR'S DEPOSITARY RECEIPTS

SPDR shares trade on the American Stock Exchange at approximately one-tenth the value of the S&P 500 Index. SPDRs are relatively liquid with an average daily volume during November, 1997 of 4.9 million shares per day. Because SPDRs exactly replicate the S&P 500 Index, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of SPDR share prices should closely track the movement of the S&P 500 Index.

The administrator of the SPDR program, the American Stock Exchange, receives a fee to cover its costs of about 0.19% per year. This fee is deducted from the dividends paid to SPDR investors. Investors in Growth & Income Fund shares will incur not only the operational costs of the Fund, but will also incur the expenses deducted by the administrator of the SPDR program.

FIXED INCOME SECURITIES

Fixed income securities in which the Funds may invest include, but are not limited to, those described below.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations are debt securities issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to thirty years).

U.S. GOVERNMENT AGENCY SECURITIES

U.S. Government Agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others only by the credit of the instrumentality, which may include the right of the issuer to borrow from the Treasury. These securities may have maturities from one day to 40 years, are generally not callable and normally have interest rates that are fixed for the life of the security.

BANK OBLIGATIONS

Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, the bank is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of Payden & Rygel, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

MONEY MARKET FUNDS

To maintain liquidity, each Fund may invest in unaffiliated money market funds. No money market fund investment by any Fund will be in excess of 3% of the total assets of the money market fund. None of the Funds anticipates investing more than 15% of its net assets in money market funds. An investment in a money market mutual fund by a Fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such money market fund.

MONEY MARKET OBLIGATIONS

Money market obligations include U.S. dollar denominated bank certificates of deposit, bankers acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations. All money market obligations are considered high quality, meaning that the security is rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one if only one rating service has rated the security) or, if unrated, is determined by the Adviser to be of comparable quality.

REPURCHASE AGREEMENTS

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

Repurchase agreements are the economic equivalent of loans by a Fund. In the event of a bankruptcy or default of any registered dealer or bank, a Fund could experience costs and delays in liquidating the underlying securities which are held as collateral, and a Fund might incur a loss if the value of the collateral declines during this period.

DELAYED DELIVERY TRANSACTIONS

These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account cash, U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value, but does not accrue income on the security until delivery. When a Fund sells a security on a delayed delivery basis, it does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund will not invest more than 35% of its total assets in when-issued and delayed delivery transactions.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements (agreements to sell portfolio securities, subject to such Fund's agreement to repurchase them at a specified time and price) with well-established registered dealers and banks. Each Fund covers its obligations under a reverse repurchase agreement by maintaining a segregated account comprised of cash, U.S. Government securities or high-grade debt obligations, maturing no later than the expiration of the agreement, in an amount (marked-to-market daily) equal to its obligations under the agreement. Reverse repurchase agreements are the economic equivalent of borrowing by a Fund, and are entered into by a Fund to enable it to avoid selling securities to meet redemption requests during market conditions deemed unfavorable by the Adviser or Sub-adviser.

ILLIQUID SECURITIES

No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser or Sub-adviser will monitor the amount of illiquid securities in each Fund's portfolio, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. In accordance with guidelines established by the Board, the Adviser or Sub-adviser will determine the liquidity of each investment using various factors such as
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quality of the issuer.

FOREIGN INVESTMENTS

The Prospectus describes the extent to which the Funds may invest in securities of issuers organized or headquartered in foreign countries. Generally, such investments are likely to be made in the developed countries of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). In addition, the Fund may make foreign investments in issuers organized or headquartered in European emerging market countries. The Fund may elect not to invest in all such countries, and it may also invest in other countries when such investments are consistent with the Fund's investment objective and policies.

RISKS OF FOREIGN INVESTING

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities.

POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

EMERGING MARKETS INVESTMENTS. Investments by the European Emerging Growth Fund in securities issued by the governments of European emerging or developing countries, and of companies within those countries, involve greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations.

Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at a substantially higher priced than the current market, or to sell securities at much lower prices than the current market.

CURRENCY FLUCTUATIONS. To the extent that the European Emerging Growth Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

MARKET CHARACTERISTICS. The Group expects that most foreign securities in which the Funds invest will be purchased in over-the-counter markets or on bond exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign bond markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.

Transactions in options on securities, futures contracts and futures options may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of the Fund's portfolio positions may also be adversely impacted by delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES. The interest payable on certain of the European Emerging Growth Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Fund. The Fund intends to sell such bonds prior to the interest payment date in order to avoid withholding.

COSTS. The expense ratio of the European Emerging Growth Fund which invests in foreign securities (before reimbursement by the Adviser pursuant to the expense limitation described in the Prospectus under "Management of the Funds -- Expense Guarantee") are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

OPTIONS AND FUTURES CONTRACTS

As described in the Prospectus, each Fund may trade in futures and put and call options. If other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided the Board of Trustees determines that their use is consistent with the Fund's investment objectives, and their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by that Fund.

OPTIONS ON SECURITIES OR INDICES

A Fund may purchase and write options on securities and indices. An index is a statistical measure designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (in the case of "American Style" options) or at the expiration of the option (in the case of "European Style" options). The writer of a call or put option on a security is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security, as the case may be. The writer of an option on an index is obligated upon exercise of the option to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account with the Group's Custodian) upon conversion or exchange of other securities held by the Fund. A call option on an index is covered if the Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written, and the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian. A put option on a security or an index is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written, and the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its Custodian.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (i.e., of the type, traded on the same exchange, with respect to the same underlying security or index, and with the same exercise price and expiration date). A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option; if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain; if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

FOREIGN CURRENCY OPTIONS

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The European Emerging Growth Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

COMBINATIONS OF OPTIONS

There are also certain combinations of put and call options. A "straddle" involves the purchase of a put and call option on the same security with the same exercise prices and expiration dates. A "strangle" involves the purchase of a put option and a call option on the same security with the same expiration dates but different exercise prices. A "collar" involves the purchase of a put option and the sale of a call option on the same security with the same expiration dates but different exercise prices. A "spread" involves the sale of a put option and the purchase of a call option on the same security with the same or different expiration dates and different exercise prices.

RISKS ASSOCIATED WITH OPTIONS

Several risks are associated with transactions in options on securities, indices and currencies. For example, significant differences between the securities and options markets could result in an imperfect correlation between those markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the Options Clearing Corporation to handle current trading volume; or (vi) a decision by an exchange to discontinue the trading of options or a particular class or series of options (in which event the secondary market on that exchange or in that class or series of options could cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms). If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on a security, currency or index written by a Fund is covered by an option on the same security, currency or index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Funds may use interest rate, foreign currency or index futures contracts, as specified in the Prospectus. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

A public market exists in futures contracts covering several indices as well as a number of financial instruments and foreign currencies, including U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, Eurodollar certificates of deposit, the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc and certain multi-national currencies such as the European Currency Unit ("ECU"). Other futures contracts are likely to be developed and traded in the future. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

The Funds may also purchase and write call and put options on futures contracts. Futures options possess many of the same characteristics as options on securities and indices. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as required by regulatory authorities the Funds will use futures contracts and futures options for hedging purposes and not for speculation and will comply with applicable regulations of the Commodity Futures Trading Corporation which limit trading of futures contracts (See "Limitations on the Use of Futures and Options"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost by using futures contracts and futures options.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its Custodian (or futures commission merchant, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the futures commission merchant of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Funds will mark to market their open futures positions.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gains; if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS

A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain with its Custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its Custodian (and mark to market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) cash, U.S. Government securities, or other liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") for exemption from the definition of a "commodity pool," each Fund is limited in its futures trading activities to: (1) positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and (2) other positions for the establishment of which the aggregate initial margin and premiums (less the amount by which such options are "in-the-money") do not exceed 5% of the Fund's net assets (after taking into account unrealized gains and unrealized losses on any contracts it has entered into).

The requirements for qualification as a regulated investment company also may limit the extent to which the Funds may enter into futures, futures options or forward contracts. See "Taxation."

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, in which event the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

DEALER OPTIONS

The Funds may engage in transactions involving dealer options on securities, currencies or indices as well as exchange-traded options. Certain risks are specific to dealer options. While a Fund would look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since a Fund must maintain a secured position with respect to any call option on security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that many purchased dealer options and the assets used to secure written dealer options are illiquid securities. A Fund may treat the cover used for these written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat certain dealer options as subject to the Funds' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options on securities, currencies or indices, the Funds will change their treatment of such instruments accordingly.

SWAPS

No Fund enters into any swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "A" at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that a Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. A Fund will not enter into a swap transaction at any time that the aggregate amount of its net obligations under such transactions exceeds 15% of its total assets.

The aggregate purchase price of caps and floors held by a Fund may not exceed 5% of its total assets at the time of purchase, and they are considered by the Fund to be illiquid assets; it may sell caps and floors without limitation other than the segregated account requirement described above.

The use of swaps, caps and floors is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser's forecast of market values, interest rates, currency rates of exchange and other applicable factors is incorrect, the investment performance of a Fund will diminish compared with the performance that could have been achieved if these investment techniques were not used. Moreover, even if the Adviser's forecasts are correct, a Fund's swap position may correlate imperfectly with an asset or liability being hedged. In addition, in the event of a default by the other party to the transaction, a Fund might incur a loss.

EQUITY SWAPS

An equity swap is a derivative instrument which involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. The Fund will typically pay a floating rate of interest, such as the three-month London Interbank Offered Rate, and receive the total return, i.e., price change plus dividends, of a specified equity index, such as the S&P 500 Index. If the total return on the equity index is negative for the contract period, the Fund will pay its counterparty the amount of the loss in the value of the notional amount plus interest at the floating rate. From time to time, the Fund may wish to cancel an equity swap contract in order to reduce its equity exposure. Although the swap contract may be sold back to the Fund's counterparty, it may be more advantageous to enter into a swap contract in which the Fund would reduce its equity exposure by agreeing to receive a floating rate of interest and pay the change in the index. This is sometimes called a "reverse equity swap contract" and would only be entered into to reduce equity exposure. None of the Funds will use reverse swap contracts to short the equity market.

A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Fund's Custodian. If the Fund enters into a swap on other than a net basis, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Securities and Exchange Commission.

SWAP OPTIONS

A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to pay fixed pursuant to a swap option is said to own a put. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

RISKS ASSOCIATED WITH SWAPS

The risks associated with swaps, caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

FOREIGN CURRENCY TRANSACTIONS

The Funds normally conduct its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Adviser expects that the Funds will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). The Fund will not generally enter into a forward contract with a term of greater than one year. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they may also be used to increase exposure to a currency, and involve the risk that anticipated currency movements will not be accurately predicted and the Fund's total return will be adversely affected as a result. Open positions in forward contracts are covered by the segregation with the Group's Custodian of cash, U.S. Government securities or other debt obligations and are marked-to-market daily.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of the Funds will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion of its assets to the consummation of these contracts. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served by doing so.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains a portfolio security and engages in an off-setting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund's dealings in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Use of forward currency contracts to hedge against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

LENDING OF PORTFOLIO SECURITIES

To realize additional income, each of the Funds may lend securities with a value of up to 33% of its total assets to broker-dealers, institutional investors or other persons. Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by "marking to market" daily. A Fund will have the right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. Loans will only be made to persons deemed by the Adviser to be of good standing in accordance with standards approved by the Board of Trustees and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

RESERVES

Each Fund may establish and maintain reserves when the Adviser or Sub-adviser determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities. A Fund's reserves may be invested in domestic and foreign money market instruments, including government obligations,

BORROWING

Each Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions. The Investment Company Act of 1940 (the "1940 Act") requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To avoid the potential leveraging effects of a Fund's borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund's total assets. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Funds also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

                            MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Group who perform a policy-making function and their affiliations and principal occupations for the past five years are as set forth below. Unless otherwise indicated, the address of each of the persons listed below is 333 South Grand Avenue, Los Angeles, California 90071.

BOARD OF TRUSTEES:

                                                 POSITION WITH                 PRINCIPAL OCCUPATIONS
     NAME                                        THE GROUP                     DURING PAST FIVE YEARS
     ----                                        -------------                 ----------------------
*    Joan A. Payden(1)                           Chairman of the Board, and    President, Payden & Rygel
                                                 Chief Executive Officer,
                                                 Trustee

*    John Paul Isaacson                          Trustee                       Principal, Payden & Rygel

*    Christopher N. Orndorff                     Trustee                       Principal, Payden & Rygel

     J. Clayburn La Force P.O. Box 1009 Pauma    Trustee                       Dean Emeritus, The John E. Anderson
     Valley, CA  92061                                                         Graduate School of Management at
                                                                               University of California, Los Angeles;
                                                                               Director, The Timken Company (since
                                                                               February, 1994); Trustee for PIC
                                                                               Institutional Growth Portfolio, PIC
                                                                               Institutional Balanced Portfolio and PIC
                                                                               Small Capital Portfolio

     Thomas V. McKernan, Jr.(1)                  Trustee                       President and Chief Executive Officer,
     3333 Fairview Road Costa Mesa, CA  92626                                  Automobile Club of Southern California

     Dennis C. Poulsen                           Trustee                       Chairman of Board (since 1997);
     3900 South Workman Mill Road                                              previously, President and Chief Executive
     Whittier, CA  90601                                                       Officer, Rose Hills Company


     Stender E. Sweeney                          Trustee                       Private Investor

     W.D. Hilton, Jr.                            Trustee                       Managing Trustee, NGC Settlement Trust;
     2608 Eastland Avenue,                                                     previously, Chief Financial Officer,
      Suite 202                                                                Texas Association of School Boards and
     Greenville, TX  75402                                                     Board Member, First Greenville National
                                                                               Bank


 *  An "interested person" of the Group, as defined in the 1940 Act.

(1) Ms. Payden is a Director of the Automobile Club of Southern California, of which Mr. McKernan is President and Chief Executive Officer.

Trustees other than those affiliated with the Adviser or Sub-adviser currently receive an annual retainer of $20,000, plus $1,500 for each Board of Trustees meeting and/or audit committee meeting attended and reimbursement of related expenses. The following table sets forth the aggregate compensation paid by the Group for the fiscal year ended October 31, 1998, to the Trustees who are not affiliated with the Adviser and the aggregate compensation paid to such Trustees for services on the Trust's Board; the Group does not maintain a retirement plan for its Trustees. There are no other funds in the "trust complex" (as defined in Schedule 14A under the Securities Exchange Act of
1934):

                                                                      PENSION OR
                                                                      RETIREMENT                     TOTAL
                                                                       BENEFITS      ESTIMATED     COMPENSATION
                                                                      ACCRUED AS      ANNUAL        FROM GROUP
                                                        AGGREGATE       PART OF      BENEFITS        AND GROUP
                                                      COMPENSATION       GROUP         UPON        COMPLEX PAID
                            NAME                       FROM GROUP      EXPENSES     RETIREMENT      TO TRUSTEE
                            ----                      ------------    ----------    ----------     ------------
                            Dennis Poulsen              $ 26,000         None          N/A           $ 26,000
                            James Clayburn La Force     $ 27,500         None          N/A           $ 27,500
                            Stender Sweeney             $ 29,000         None          N/A           $ 29,000
                            W.D. Hilton                 $ 29,000         None          N/A           $ 29,000
                            Thomas V. McKernan, Jr.     $ 29,000         None          N/A           $ 29,000

OFFICERS:

                          POSITION WITH                        PRINCIPAL OCCUPATIONS
NAME                      THE GROUP                            DURING PAST FIVE YEARS
----                      -------------                        ----------------------
John C. Siciliano         President, Chief Operating Officer   Managing Director, Payden & Rygel (since 1998);
                                                               previously, Senior Vice President, Dresdner
                                                               Kleinwort Benson North America; Executive Vice
                                                               President and Chief Financial Officer,
                                                               Technicolor, Inc.

Bradley F. Hersh          Vice President, Treasurer            Controller, Payden & Rygel (since 1998); previously,
                                                               Assistant Controller, Sierra Capital Management

David L. Wagner           Vice President                       Portfolio Manager, Payden & Rygel

Gregory P. Brown          Vice President                       Institutional Marketing, Payden & Rygel (since 1996);
                                                               previously,  Vice President - Corporate Banking, Wells
                                                               Fargo Bank

Yot Chattrabhuti          Vice President                       Manager - Mutual Fund Operations,  Payden & Rygel
                                                               (since 1997);  previously, Bank of America:  Vice
                                                               President and Manager,  Securities Processing,
                                                               Assistant Vice President and Manager of various
                                                               finance related functions, and Senior Trust Officer,
                                                               Employee Benefit Trust Accounts

Edward S. Garlock         Secretary                            General Counsel, Payden & Rygel  (since 1997);
                                                               previously, Senior Vice President and Group General
                                                               Counsel, First Interstate Bancorp

ADVISER

Payden & Rygel was founded in 1983 as an independent investment counseling organization specializing in the management of short term fixed income securities. The firm is owned by Joan Payden and several other employees. As of October 31, 1998, its staff consisted of 90 employees, 43 of whom either have advanced degrees and/or are Chartered Financial Analysts. As of such date, it had over 200 clients, including pension funds, endowments, credit unions, foundations, corporate cash accounts and individuals, and managed total assets of over $26 billion, with about $6 billion invested globally.

The Adviser's focus is the management of fixed income securities in both the domestic and global markets. These include securities that have absolute or average maturities out to five years with a bias toward very high quality and liquidity. Portfolios are actively managed according to client approved guidelines and benchmarks. Payden & Rygel also utilizes futures and options strategies, primarily as defensive measures to control interest rate and currency volatility.

The Adviser provides investment management services to the Funds pursuant to an Investment Management Agreement with the Group dated as of June 24, 1992. The Agreement provides that the Adviser will pay all expenses incurred in connection with managing the ordinary course of a Fund's business, except the following expenses, which are paid by each Fund: (i) the fees and expenses incurred by a Fund in connection with the management of the investment and reinvestment of the Fund's assets; (ii) the fees and expenses of Trustees who are not affiliated persons of the Adviser; (iii) the fees and expenses of the Trust's Custodian, Transfer Agent, Fund Accounting Agent and Administrator;
(iv) the charges and expenses of legal counsel and independent accountants for the Group; (v) brokers' commissions and any issue or transfer taxes chargeable to a Fund in connection with its securities and futures transactions; (vi) all taxes and corporate fees payable by a Fund to federal, state or other governmental agencies; (vii) the fees of any trade associations of which the Group may be a member; (viii) the cost of fidelity bonds and trustees and officers errors and omission insurance; (ix) the fees and expenses involved in registering and maintaining registration of a Fund and of its shares with the SEC, registering the Group as a broker or dealer and qualifying the shares of a Fund under state securities laws, including the preparation and printing of the Trust's registration statements, prospectuses and statements of additional information for filing under federal and state securities laws for such purposes; (x) communications expenses with respect to investor services and all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders in the amount necessary for distribution to the shareholders; (xi) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, and (xii) any expenses assumed by the Group pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act.

The Investment Advisory Agreement provides that the Adviser receives a monthly fee from each Fund at the following annual rate: 0.60% for the first $1 billion of each Fund's average daily net assets and 0.50% of each Fund's average daily net assets above $1 billion.

The Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or from reckless disregard by the Adviser of its duties and obligations thereunder. Unless earlier terminated as described below, the Agreement will continue in effect with respect to each Fund for two years after the Fund's inclusion in its Master Trust Agreement (on or around its commencement of operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved annually by the Board of Trustees (or by a majority of the outstanding voting shares of each Fund as defined in the 1940 Act) and by a majority of the Trustees who are not interested persons of any party to the Agreement by vote cast in person at a meeting called for such purpose. The Agreement terminates upon assignment and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

SUB-ADVISER

The Sub-adviser provides investment management services to the European Emerging Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser dated as of June , 1999. The Agreement provides that the Sub-adviser will pay all expenses of its personnel and facilities required to carry out its duties. Fees payable to the Sub-adviser for its services are the obligation of the Adviser, and not the Group.

The Sub-Advisory Agreement contains provisions regarding liability of the Sub-adviser similar to those of the Investment Management Agreement between the Group and the Adviser described above. Unless earlier terminated as described below, the Sub-Advisory Agreement will continue in effect for an initial period of two years with respect to the Fund, and thereafter for successive annual periods, subject to annual approval by the Board of Trustees in the same manner as the Investment Management Agreement. The Sub-Advisory Agreement terminates upon assignment or upon termination of the Investment Management Agreement with respect to the Fund, and may be terminated with respect to the Fund without penalty on 60 days' written notice by the Adviser or the Board of Trustees or shareholders of the Fund, or upon 90 days' written notice by the Sub-adviser.

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

Treasury Plus, Incorporated, located at 333 South Grand Avenue, Los Angeles, California 90071, is a wholly owned subsidiary of the Adviser which serves as Administrator to the Funds. Under its Administration Agreement with the Group, the Administrator has agreed to prepare periodic reports to regulatory authorities, maintain financial accounts and records of the Funds, transmit communications by the Funds to shareholders of record, make periodic reports to the Board of Trustees regarding the Funds' operations, and overview the work of the fund accountant and transfer agent.

For providing administrative services to the Group, the Administrator receives a monthly fee at the annual rate of 0.06% of the daily net assets of the Group.

The Administrator has agreed that, if in any fiscal year the expenses borne by a Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund for a portion of such excess expenses, which portion is determined by multiplying the excess expenses by the ratio of (i) the fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement with the Group, to (ii) the aggregate fees respecting the Fund otherwise payable to the Administrator pursuant to its agreement and to the Adviser pursuant to its Investment Management Agreement with the Group.

Investors Fiduciary Trust Company ("IFTC"), located at 801 Pennsylvania, Kansas City, Missouri 64105, provides fund accounting and transfer agency services to the Group. IFTC calculates daily expense accruals and net asset value per share of the Funds, issues and redeems Fund shares, maintains shareholder accounts and prepares annual investor tax statements. IFTC receives fees for fund accounting services and dividend disbursing and transfer agency services. Certain out-of-pocket expenses are also reimbursed at actual cost.

The liability provisions of the Group's agreements with Treasury Plus and IFTC are similar to those of the Investment Management Agreement discussed above. In addition, the Group has agreed to indemnify IFTC against certain liabilities. The respective agreements may be terminated by either party on 90 days notice.

                             PORTFOLIO TRANSACTIONS

The Funds pay commissions to brokers in connection with the purchase and sale of equity securities, options and futures contracts. There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities involve commissions which are generally higher than those in the United States.

The Adviser and Sub-adviser each place all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds it manages and buys and sells such securities, options and futures for the Funds through a substantial number of brokers and dealers. In so doing, the Adviser and Sub-adviser seek the best execution available. In seeking the most favorable execution, the Adviser and Sub-adviser consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Some securities considered for investment by a Fund's portfolio may also be appropriate for other clients served by the Adviser or Sub-adviser. If a purchase or sale of securities consistent with the investment policies of a Fund is considered at or about the same time as a similar transaction for one or more other clients served by the Adviser or Sub-adviser, transactions in such securities will be allocated among the Fund and other clients in a manner deemed fair and reasonable by the Adviser or Sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board of Trustees.

The Adviser and Sub-adviser each manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover, the higher these transaction costs borne by the Funds generally will be. The turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for a particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In calculating the rate of portfolio turnover, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less, are excluded. Interest rate and currency swap, cap and floor transactions do not affect the calculation of portfolio turnover.

The Board of Trustees will periodically review the Adviser's and Sub-adviser's performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

                           PURCHASES AND REDEMPTIONS

Certain managed account clients of the Adviser may purchase shares of a Fund. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Fund.

The Funds reserve the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. Each Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder would incur transaction costs upon the disposition of the securities received in the distribution.

Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares in any account for their then-current value (which will be promptly be paid to the investor) if at any time, due to shareholder redemption, the shares in the Fund account do not have a value of at least $5,000. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $5,000 before the redemption is processed. The Declaration of Trust also authorizes the Funds to redeem shares under certain other circumstances as may be specified by the Board of Trustees

                       VALUATION OF PORTFOLIO SECURITIES

Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or last bid price is normally used.

Fixed income securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Such techniques take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Foreign securities are valued at the closing bid price in the principal market where they are traded, or, if closing prices are unavailable, at the last traded bid price available prior to the time a fund's net asset value is determined. Foreign security prices that cannot be obtained by the quotation services are priced individually by the pricing service using dealer-supplied quotations. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Generally, trading in corporate bonds, U.S. government securities, foreign securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. The values of any such securities held by a Fund are determined as of such times for the purpose of computing the Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. If an extraordinary event that is expected to affect the value of a portfolio security materially occurs after the close of an exchange on which that security is traded, then the security will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

                                    TAXATION

Each Fund intends to qualify annually and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) (the "Diversification Test"); and (c) distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and 90% of its net exempt interest income each taxable year. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in stocks or securities. To date, such regulations have not been issued.

In addition, no definitive guidance currently exists with respect to the classification of interest rate swaps and cross-currency swaps as securities or foreign currencies for purposes of certain of the tests described above. Accordingly, to avoid the possibility of disqualification as a regulated investment company, a Fund will limit its positions in swaps to transactions for the purpose of hedging against either interest rate or currency fluctuation risks, and will treat swaps as excluded assets for purposes of determining compliance with the Diversification Test.

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income monthly and any net capital gains annually. Investment company taxable income or net capital gains not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (with adjustments) for the calendar year and foreign currency gains or losses for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Funds intend to make their distributions in accordance with the distribution requirements.

DISTRIBUTIONS

Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Dividends paid by a Fund generally are not expected to qualify for the deduction for dividends received by corporations. Distributions of net capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

HEDGING TRANSACTIONS

Many of the options, futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

SALES OF SHARES

Upon disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term, mid-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

A Fund may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

FOREIGN INVESTMENTS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund amortizes or accrues premiums or discounts, accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use such amount (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified in writing within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year. Absent the Fund making the election to "pass through" the foreign source income and foreign taxes, none of the distributions may be treated as foreign source income for purposes of the foreign tax credit calculation.

Investment income received from sources within foreign countries may be subject to foreign income taxes. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors to a reduced rate of tax or to certain exemptions from tax. The Funds will operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. The Funds may qualify for an make an election permitted under section 853 of the Code so that shareholders will be able to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Funds to foreign countries (which taxes relate primarily to investment income). The shareholders of the Funds may claim a credit by reason of the Funds' election subject to certain limitations imposed by Section 904 of the Code. However, no deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their Federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Funds. Although the Funds intend to meet the requirements of the Code to "pass through" such taxes, there can be no assurance that the Funds will be able to do so.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders of the Fund. With respect to such election, gains from the sale of securities will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the Federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

OTHER TAXES

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Federal National Mortgage Association Certificates and Government National Mortgage Association Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                           DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

Payden & Rygel Distributors, 333 South Grand Avenue, Los Angeles, California 90071, acts as Distributor to the Group pursuant to a Distribution Agreement with the Group dated as of June 24, 1992, as amended. The Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Management Agreement described above.

Pursuant to the Agreement, the Group has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

No compensation is payable by the Funds to the Distributor for its distribution services. The Distributor pays for the personnel involved in accepting orders for purchase and redemption of Fund shares, expenses incurred in connection with the printing of Prospectuses and Statements of Additional Information (other than those sent to existing shareholders), sales literature, advertising and other communications used in the public offering of shares of a Fund, and other expenses associated with performing services as distributor of the Funds' shares. Each Fund pays the expenses of issuance, registration and transfer of its shares, including filing fees and legal fees.

                                FUND PERFORMANCE

The Funds may quote their performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for a Fund may be compared to various unmanaged indices (such as the Lehman Brothers Municipal Bond Index) or indices prepared by Lipper Analytical Services and other entities or organizations which track the performance of investment companies or investment advisers. Comparisons may also be made to indices or data in publications such as The Bond Buyer, Forbes, Barron's, The Wall Street Journal, The New York Times, and Business Week. For example, a Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance a Fund to other funds in appropriate categories over specific periods of time may also be quoted in advertising. Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses. Payden & Rygel may also report to shareholders or to the public in advertisements concerning the performance of Payden & Rygel as adviser to clients other than the Funds, and on the comparative performance or standing of Payden & Rygel in relation to other money managers. Such comparative information may be compiled or provided by independent rating services or other organizations.

Information regarding a Fund may also be included in newsletters or other general communications by Payden & Rygel to advisory clients and potential clients. These publications principally contain information regarding market and economic trends and other general matters of interest to investors, such as: principles of investing which, among other things includes asset allocation, model portfolios, diversification, risk tolerance and goal setting, saving for college or other goals or charitable giving; long-term economic or market trends; historical studies of gold, other commodities, equities, fixed income securities and statistical market indices; new investment theories or techniques; economic and/or political trends in foreign countries and their impact on the United States; municipal bond market fundamentals and trends; corporate financing trends and other factors that may impact corporate debt; and housing trends and other economic factors that may impact mortgage rates and lending activity. In addition, Payden & Rygel may quote financial or business publications and periodicals as they relate to fund management, investment philosophy and investment techniques. Materials may also include discussions regarding Payden & Rygel's asset allocation services and other Payden & Rygel funds, products and services.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills and the U.S. rate of inflation (based on the Consumer Price Index) and a combination of various capital markets. The Group may use the long-term performance of these capital markets in order to demonstrate general long-term risk-versus-reward investment scenarios or the value of a hypothetical investment in any of these capital markets. The performance of these capital markets is based on the returns of several different indices. Ibbotson calculates total returns in the same method as the Group. Performance comparisons could also include the value of a hypothetical investment in any of the capital markets.

If appropriate, the Group may compare the performance of a Fund or the performance of securities in which a Fund may invest to averages published by IBC USA (Publications, Inc.). These averages assume reinvestment of distributions. The IBC/Donoghue's Money Fund Averages(TM)/All Taxable, which is reported in the Donoghue's Money Fund Report(R), covers over 772 taxable money market funds. The Fund may quote its fund number, Quotron(TM) number and CUSIP number or quote its current portfolio manager or any member of Payden & Rygel's market strategy group.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising with respect to a class of shares of the Fund reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class' net asset value per share over the period. Average annual total returns for each class are calculated by determining the growth or decline in value of a hypothetical historical investment in that class of shares of a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would result from an average annual total return of 7.18%, which is the steady annual total return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns for each class of shares reflecting the simple change in value of an investment over a stated period of time. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income, capital (including capital gains and changes in share price) and currency returns in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields and other performance information maybe quoted numerically, or in a table, graph or similar illustration.

                               OTHER INFORMATION

CAPITALIZATION

Each Fund is a series of The Payden & Rygel Investment Group, an open-end management investment company organized as a Massachusetts business trust in January 1992 (initially called P&R Investment Trust). The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized twenty-one series of shares:
Global Fixed Income Fund, Global Short Bond Fund, Short Duration Tax Exempt Fund, Tax Exempt Bond Fund, Limited Maturity Fund, Short Bond Fund, Investment Quality Bond Fund, U.S. Government Fund, Growth & Income Fund, Market Return Fund, Total Return Fund, Global Balanced Fund, European Growth & Income Fund, High Income, International Equity Fund, Small Cap Value Stock Fund, Small Cap Growth Stock Fund, Bunker Hill Money Market Fund, California Municipal Income Fund, Emerging Markets Bond Fund and EuroDirect Fund.

The Board of Trustees has established Class R Shares of all Funds, and Class D Shares of the Bunker Hill Money Market Fund. Advisory and administrative fees will generally be charged to each class of shares based upon the assets of that class. Expenses attributable to a single class of shares will be charged to that class.

The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Group. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

Expenses incurred by the Group in connection with its organization and the initial public offering are being reimbursed to the Adviser, subject to the expense limitation described in the Prospectus under "Management of the Funds -- Expense Guarantee", and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequently offered series of the Group will be charged to those series and will be amortized on a straight line basis over a period of not less than five years.

DECLARATION OF TRUST

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund. However, the Declaration of Trust disclaims liability of the shareholders of a Fund for acts or obligations of the Group, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and thus should be considered remote.

The Declaration of Trust provides further that no officer or Trustee of the Group will be personally liable for any obligations of the Group, nor will any officer or Trustee be personally liable to the Group or its shareholders except by reason of his own bad faith, willful misfeasance, gross negligence in the performance of his duties or reckless disregard of his obligations and duties. With these exceptions, the Declaration of Trust provides that a Trustee or officer of the Group is entitled to be indemnified against all liabilities and expenses, including reasonable accountants' and counsel fees, incurred by the Trustee or officer in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee or officer.

VOTING

Shareholders of the Funds and any other series of the Group will vote in the aggregate and not by series or class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class of shares. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Group voting without regard to series or class.

CUSTODIAN

The Boston Safe Deposit and Trust Company serves as Custodian for the assets of the Funds. The Custodian's address is One Boston Place, Boston, Massachusetts 02109. Under its Custodian Agreement with the Group, the Custodian has agreed among other things to maintain a separate account in the name of each Fund; hold and disburse portfolio securities and other assets on behalf of the Funds; collect and make disbursements of money on behalf of the Funds; and receive all income and other payments and distributions on account of each Fund's portfolio securities.

Pursuant to rules adopted under the 1940 Act, the Funds may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Funds; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and risks of nationalization or expropriation of Fund assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Funds. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolio will not occur, and shareholders bear the risk of losses arising from these or other events.

INDEPENDENT AUDITORS

Deloitte & Touche LLP serves as the independent auditors for the Funds. Deloitte & Touche provides audit and tax return preparation services to the Group. The independent auditors' address is 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402-1788.

COUNSEL

Paul, Hastings, Janofsky & Walker LLP pass upon certain legal matters in connection with the shares offered by the Group, and also act as Counsel to the Group. Counsel's address is 555 South Flower Street, Los Angeles, California 90071. Paul, Hastings, Janofsky & Walker LLP also acts as counsel to the Adviser and the Distributor.

LICENSE AGREEMENT

The Adviser has entered into a non-exclusive License Agreement with the Group which permits the Group to use the name "Payden & Rygel". The Adviser has the right to require the Group to cease using the name at such time as the Adviser is no longer employed as investment manager to the Group.

FINANCIAL STATEMENTS

The Funds' 1998 Annual Report to Shareholders accompanies this Statement of Additional Information, and the financial statements in such Annual Report are incorporated in this Statement of Additional Information by reference. The financial statements in such Annual Report have been audited by the Fund's independent auditors, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

Additional copies of the Funds' 1998 Annual Report to Shareholders may be obtained at no charge by writing or telephoning the Group at the address or number on the front page of this Statement of Additional Information.

REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Group's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       THE PAYDEN & RYGEL INVESTMENT GROUP

                                  F O R M  N-1A

                            PART C: OTHER INFORMATION


Item 23. Exhibits.

              (a.1)   Master Trust Agreement of Registrant (a).

              (a.2)   Certificate of Amendment of Master Trust Agreement (b).

              (a.3)   Amendment No. 2 to the Master Trust Agreement dated
                      September 16, 1993 (c).

              (a.4)   Amendment No. 3 to the Master Trust Agreement dated
                      December 13, 1993 (d).

              (a.5)   Amendment No. 4 to the Master Trust Agreement dated
                      March 17, 1994 (e).

              (a.6) Amendment No. 5 to the Master Trust Agreement dated as of August 31, 1994 (f).

              (a.7)   Amendment No. 6 to the Master Trust Agreement (g).

              (a.8)   Amendment No. 7 to the Master Trust Agreement (h).

              (a.9)   Amendment No. 8 to the Master Trust Agreement (i).

              (a.10)  Amendment No. 9 to the Master Trust Agreement (j).

              (a.11)  Amendment No. 10 to the Master Trust Agreement (k).

              (a.12)  Form of Amendment No. 11 to the Master Trust Agreement (k).

              (a.13)  Form of Amendment No. 12 to the Master Trust Agreement (l).

              (a.14)  Form of Amendment No. 13 to the Master Trust
                      Agreement (m).

              (a.15)  Form of Amendment No. 14 to the Master Trust
                      Agreement (u).

              (a.16)  Form of Amendment No. 15 to the Master Trust
                      Agreement (u).

              (a.17)  Amendment No. 16 to the Master Trust Agreement (v).

              (a.18)  Form of Amendment No. 17 to the Master Trust
                      Agreement (v).

              (a.19)  Amendment No. 18 to the Master Trust Agreement.

              (a.20)  Amendment No. 19 to the Master Trust Agreement.

              (a.21)  Form of Amendment No. 20 to the Master Trust Agreement.

              (b)     By-laws of Registrant (a).

              (c)     None.

              (d.1) Investment Management Agreement between Registrant and Payden & Rygel (n).

              (d.2) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of September 16, 1993, adding Tax-Exempt Bond Fund to the Agreement (n).

              (d.3) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated
                      December 29, 1993, adding Short Bond,
                      Intermediate Bond and Investment Quality Bond
                      (previously Opportunity) Funds to the Agreement (n).

              (d.4) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of April 29, 1994, adding Limited Maturity Fund to the Agreement (e).

              (d.5) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of June 14, 1994 with respect to Class B shares (e).

              (d.6) Amendment to Investment Management Agreement between Registrant and Payden & Rygel dated as of June 14, 1994, adding Short Duration Tax Exempt
                      Fund to the Agreement (e).

              (d.7) Agreement between Registrant and Payden & Rygel dated June 14, 1994 with respect to voluntary expense limitations (g).

              (d.8)   Amendment to Investment Management Agreement between
                      Registrant and Payden & Rygel adding U.S. Treasury Fund and International Bond Fund (previously Global Opportunity
                      Fund) to the Agreement (g).

              (d.9)   Form of Amendment to Investment Management
                      Agreement between Registrant and Payden & Rygel adding Market Return Fund to the Agreement (o).

              (d.10)  Form of Amendment to Investment Management
                      Agreement between Registrant and Payden & Rygel adding Growth & Income Fund to the Agreement (k).

              (d.11)  Form of Amendment to Investment Management
                      Agreement between Registrant and Payden & Rygel adding Global Short Bond Fund to the Agreement (l).

              (d.12) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding Total
                      Return Fund, International Equity Fund and Global
                      Balanced Fund to the Agreement (m).

              (d.13)  Amendment to Investment Management Agreement between
                      Registrant and Payden & Rygel adding European Growth
                      & Income Fund to the Agreement (v).

              (d.14)  Form of Amendment to Investment Management
                      Agreement between Registrant and Payden & Rygel adding the PRAAM Money Market Fund (now the Bunker
                      Hill Money Market Fund) to the Agreement (u).

              (d.15) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the High Income Fund to the Agreement (v).

              (d.16) Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the Value Stock Fund and Growth Stock Fund to the Agreement (v).

              (d.17)  Form of Amendment to Investment Management
                      Agreement between Registrant and Payden & Rygel adding the Emerging Markets Bond Fund, EuroDirect
                      Fund and California Municipal Income Fund to the
                      Agreement (w).

              (d.18) Form of Amendment to Investment Management Agreement between Registrant and Payden & Rygel adding the U.S.
                      Growth Leaders Fund and the European Emerging Growth Fund.

              (d.19)  Form of Subadvisory Agreement between Payden &
                      Rygel and Metzler-Payden, LLC with respect to the EuroDirect Fund (w).

              (d.20)  Sub-Advisory Agreement between Payden & Rygel and
                      Metzler-Payden, LLC with respect to the
                      International Equity Fund, Global Balanced Fund and European Growth & Equity Fund (x).

              (d.21)  Form of Sub-Advisory Agreement between Payden &
                      Rygel and Metzler-Payden, LLC with respect to the European Emerging Growth Fund.

              (e.1)   Distribution Agreement between Registrant and
                      Payden & Rygel Distributors, Inc. (n).

              (e.2)   Amendment to Distribution Agreement between
                      Registrant and Payden & Rygel Distributors dated
                      August 31, 1992 (p).

              (f)     None.

              (g)     Form of Custody Agreement between Registrant and Boston
                      Safe Deposit and Trust Company (q).

              (h.1)   Management and Administration Agreement between
                      Registrant and Treasury Plus, Incorporated dated as of January 1, 1996 (o).

              (h.2)   Form of Investment Accounting Agreement between
                      Registrant and Investors Fiduciary Trust Company (o).

              (h.3)   Form of Transfer Agency and Service Agreement between
                      Registrant and Investors Fiduciary Trust Company (o).

              (h.4)   License Agreement between Registrant and Payden &
                      Rygel (n).

              (i.1)   Opinion of Counsel (b).

              (i.2)   Opinion of Counsel, dated December 23, 1997 (v).

              (i.3)   Opinion of Counsel, dated December 30, 1998 (x).

              (i.4)   Form of Opinion of Counsel, dated April 15, 1999.

              (j)     Not applicable.

              (k)     Not applicable.

              (l)     Investment letter of Payden & Rygel (b).

              (m) The Payden & Rygel Investment Group Distribution Plan, adopted September 9, 1997 (u).

              (n)     Not Applicable.

              (o)     The Payden & Rygel Investment Group Multiple Class
                      Plan, dated December 16, 1997 (v).

              (p.1)   Powers of Attorney of Dennis Poulsen and J. Clayburn
                      La Force (r).

              (p.2)   Power of Attorney of Stender E. Sweeney (r).

              (p.3)   Power of Attorney of Thomas McKernan, Jr. (s).

              (p.4)   Power of Attorney of W.D. Hilton, Jr. (f).

              ----------------------

(a) Filed as an exhibit to the Registration Statement on April 2, 1992 and incorporated herein by reference.

(b) Filed as an exhibit to the Pre-Effective Amendment No. 2 to the Registration Statement on July 28, 1992 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement on January 24, 1994 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement on June 30, 1994 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement on October 17, 1994 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement on January 12, 1995 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement on July 6, 1995 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 17 to the Registration Statement on October 5, 1995 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement on February 7, 1996 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement on May 29, 1996 and incorporated herein by reference.

(l) Filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement on July 3, 1996 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement on September 23, 1996 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on July 1, 1994 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement on September 11, 1995 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement on February 17, 1993 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement on December 20, 1996 and incorporated herein by reference.

(r) Filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on June 19, 1992 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement on March 1, 1994 and incorporated herein by reference.

(t) Filed as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement on April 17, 1997 and incorporated herein by reference.

(u) Filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement on September 24, 1997 and incorporated herein by reference.

(v) Filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement on December 29, 1997 and incorporated herein by reference.

(w) Filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on October 19, 1998 and incorporated herein by reference.

(x) Filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement on December 31, 1998 and incorporated herein by reference.

Item 24.      Persons Controlled by or Under Common Control with Registrant.


              As of March 31, 1999, the following persons held of record more than 25% of the outstanding shares of the following classes of shares of
Registrant: Bunker Hill Money Market Fund, Class R - Fuller-Austin Asbestos Trust (36.5%); Payden & Rygel U.S. Government Fund, Class R - Valley Medical Center (78.9%); Payden & Rygel Global Balanced Fund, Class R - Lon V. Smith Foundation (47.9%); Payden & Rygel Short Bond Fund, Class R - Jicarilla Apache Tribe (36.6%); Payden & Rygel International Equity Fund, Class R - Wasserman Foundation (45.0%); California Municipal Income Fund, Class R - GFC Partnership (26.6%); Payden & Rygel EuroDirect Fund, Class R - Sheinberg Family Trust (56.4%); Payden & Rygel Emerging Markets Bond Fund, Class R - Sheinberg Family Trust (26.7%) and Dan Murphy Foundation (28.1%); Payden & Rygel Small Cap Growth Stock Fund, Class R - Carol Leif Trust (30.9%); Payden & Rygel High Income Fund, Class R - Jicarilla Apache Tribe (31.6%); and Payden & Rygel Total Return Fund, Class R - Jicarilla Apache Tribe (45.3%).

Item 25.      Indemnification.

              Section 6.4 of Article VI of Registrant's Master Trust Agreement, filed herewith as Exhibit a.1, provides for the indemnification of Registrant's trustees and officers against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

              Section 7 of Registrant's Investment Management Agreement, filed herewith as Exhibit d.1, provides for the indemnification of Registrant's Adviser against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of Registrant's Distribution Agreement, filed herewith as Exhibit e.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

              Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser.

              During the two fiscal years ended December 31, 1998, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial businesses, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Principal
Business Address                            Office                               Other Employment
------------------                          ------                               ----------------
Joan A. Payden                              President and
                                            Director

John P. Isaacson                            Principal and
                                            Director

Scott A. King                               Principal,
                                            Treasurer and
                                            Director

Brian W. Matthews                           Principal

Christopher N. Orndorff                     Principal

James P. Sarni                              Principal

Item 27.      Principal Underwriters.

              (a) Payden & Rygel Distributors, Inc. does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

              (b) Information is furnished below with respect to the officers and directors of Payden & Rygel Distributors, Inc. The principal business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

                                              Positions and
                                              Offices with                                 Positions and
Name and Principal                            Principal                                    Offices with
Business Address                              Underwriter                                  Registrant
----------------                              -----------                                  ----------

Joan A. Payden                                Chairman and                                 Trustee, Chairman
                                              Chief Executive Officer                      of the Board and
                                                                                           Chief Executive
                                                                                           Officer

Gregory P. Brown                              President and Chief                          Vice President
                                              Operating Officer and
                                              Director

Christopher N. Orndorff                       Chief Financial Officer                      Trustee
                                              and Director

              (c)     Not applicable.

Item 28.      Location of Accounts and Records.

              All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained either at the offices of the Registrant (333 South Grand Avenue, Los Angeles, California 90071), its adviser Payden & Rygel (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071), its Administrator Treasury Plus, Inc. (333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071), its Fund Accountant and Transfer Agent Investors Fiduciary Trust Company (127 West 10th Street, Kansas City, Missouri 64105), or its

Custodian Boston Safe Deposit and Trust Company (One Boston Place, Boston, Massachusetts 02108).

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

              Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 15th day of April, 1999.


                               THE PAYDEN & RYGEL INVESTMENT GROUP


                               By   /s/ Joan A. Payden
                                  ----------------------------------
                                        Joan A. Payden
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                                Trustee and                          April 15, 1999
                                                Principal
/s/ Joan A. Payden                              Executive Officer
---------------------------
Joan A. Payden

J. Clayburn La Force*                           Trustee                              April 15, 1999
---------------------------
J. Clayburn La Force

Dennis C. Poulsen*                              Trustee                              April 15, 1999
---------------------------
Dennis C. Poulsen

Thomas McKernan, Jr.*                           Trustee                              April 15, 1999
---------------------------
Thomas McKernan, Jr.

Stender E. Sweeney*                             Trustee                              April 15, 1999
---------------------------
Stender E. Sweeney

W.D. Hilton, Jr.*                               Trustee                              April 15, 1999
---------------------------
W.D. Hilton, Jr.

/s/ John Paul Isaacson                          Trustee                              April 15, 1999
---------------------------
John Paul Isaacson

/s/ Christopher N. Orndorff                     Trustee and                          April 15, 1999
---------------------------                     Principal Financial
Christopher N. Orndorff                         and Accounting
                                                Officer


*/s/ Joan A. Payden
-------------------------
By: Joan A. Payden
    Attorney-In-Fact

                                  EXHIBIT INDEX
                       THE PAYDEN & RYGEL INVESTMENT GROUP
                        FORM N-1A REGISTRATION STATEMENT
                         Post-Effective Amendment No. 37


Exhibit No.                       Title of Exhibit
-----------                       ----------------
         (a.19)   Amendment No. 18 to the Master Trust Agreement

         (a.20)   Amendment No. 19 to the Master Trust Agreement

         (a.21)   Form of Amendment No. 20 to the Master Trust Agreement.

         (d.18)   Form of Amendment to Investment Management Agreement between
                  Registrant and Payden & Rygel adding the U.S. Growth Leaders
                  Fund and the European Emerging Growth Fund.

         (d.21) Form of Sub-Advisory Agreement between Payden & Rygel and Metzler-Payden, LLC with respect to the European
                  Emerging Growth Fund.

         (i.4)    Form of Opinion of Counsel, dated April 15, 1999.